Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
May 31, 2024
IGB-NPRT3-0724
1.804978.120
Nonconvertible Bonds - 25.1%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	1,806	1,425
4.3% 2/15/30	34,036	32,442
Verizon Communications, Inc.:
2.987% 10/30/56	869	530
4.5% 8/10/33	3,429	3,216
4.862% 8/21/46	14,251	13,013
		50,626
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	20,725
3.7% 4/1/51	15,400	9,426
3.85% 4/1/61	4,000	2,355
3.9% 6/1/52	7,000	4,393
4.8% 3/1/50	12,000	8,849
5.05% 3/30/29	2,600	2,491
5.375% 5/1/47	22,326	17,947
5.75% 4/1/48	11,014	9,272
6.1% 6/1/29	6,493	6,500
6.55% 6/1/34	3,540	3,547
6.834% 10/23/55	7,000	6,645
Comcast Corp. 3.75% 4/1/40	622	504
Discovery Communications LLC:
3.625% 5/15/30	4,063	3,575
4.65% 5/15/50	6,330	4,694
Fox Corp.:
5.476% 1/25/39	1,366	1,293
5.576% 1/25/49	906	828
Time Warner Cable LLC:
4.5% 9/15/42	544	400
5.5% 9/1/41	966	808
5.875% 11/15/40	7,077	6,137
6.55% 5/1/37	3,601	3,415
6.75% 6/15/39	6,233	6,055
7.3% 7/1/38	2,390	2,425
Warnermedia Holdings, Inc.:
3.755% 3/15/27	5,285	5,012
4.054% 3/15/29	1,832	1,687
4.279% 3/15/32	5,334	4,668
5.05% 3/15/42	2,865	2,368
5.141% 3/15/52	31,930	25,206
		161,225
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	6,521
3.875% 4/15/30	20,000	18,589
		25,110
TOTAL COMMUNICATION SERVICES		236,961
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.0%
General Motors Financial Co., Inc. 5.85% 4/6/30	3,042	3,068
Broadline Retail - 0.1%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,545
2.7% 2/9/41	16,100	10,929
		13,474
Household Durables - 0.1%
Lennar Corp. 5% 6/15/27	8,419	8,356
Toll Brothers Finance Corp. 4.35% 2/15/28	2,908	2,793
		11,149
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	15,000	14,977
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	909	865
AutoZone, Inc. 4% 4/15/30	21,631	20,275
Lowe's Companies, Inc.:
3.75% 4/1/32	2,515	2,275
4.25% 4/1/52	10,263	8,062
4.45% 4/1/62	10,550	8,188
		39,665
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.:
3.05% 3/15/32	20,094	16,156
7% 11/27/26	3,083	3,165
7.05% 11/27/25	1,143	1,162
7.35% 11/27/28	4,784	4,954
7.7% 11/27/30	4,784	4,999
7.85% 11/27/33	4,784	5,043
		35,479
TOTAL CONSUMER DISCRETIONARY		117,812
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.8% 1/23/59 (Reg. S)	8,567	8,879
Food Products - 0.1%
Kraft Heinz Foods Co. 7.125% 8/1/39 (b)	5,618	6,355
TOTAL CONSUMER STAPLES		15,234
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	1,258	1,277
6.036% 11/15/33 (b)	3,393	3,458
6.497% 8/15/43 (b)	1,014	1,057
6.544% 11/15/53 (b)	1,826	1,935
6.714% 8/15/63 (b)	1,093	1,161
DCP Midstream Operating LP 5.6% 4/1/44	1,707	1,643
Energy Transfer LP:
3.75% 5/15/30	2,274	2,080
4.95% 6/15/28	2,591	2,549
5% 5/15/50	18,683	15,860
5.25% 4/15/29	1,549	1,540
5.4% 10/1/47	1,426	1,280
5.8% 6/15/38	1,445	1,402
6% 6/15/48	1,441	1,393
6.125% 12/15/45	400	394
6.25% 4/15/49	1,064	1,060
Hess Corp.:
5.6% 2/15/41	22,554	22,500
7.125% 3/15/33	839	942
7.3% 8/15/31	1,023	1,142
7.875% 10/1/29	2,921	3,261
Kinder Morgan, Inc. 3.6% 2/15/51	18,000	12,323
MPLX LP:
4.8% 2/15/29	816	799
4.95% 9/1/32	7,989	7,603
5.5% 2/15/49	2,450	2,267
Occidental Petroleum Corp.:
6.45% 9/15/36	2,750	2,865
6.6% 3/15/46	3,032	3,172
7.5% 5/1/31	3,937	4,333
Ovintiv, Inc.:
5.15% 11/15/41	2,000	1,735
8.125% 9/15/30	3,357	3,776
Petroleos Mexicanos:
5.95% 1/28/31	3,510	2,841
6.49% 1/23/27	1,757	1,672
6.5% 3/13/27	5,805	5,476
6.7% 2/16/32	4,165	3,498
6.75% 9/21/47	14,189	9,457
6.84% 1/23/30	914	808
6.95% 1/28/60	4,247	2,830
7.69% 1/23/50	70,161	50,930
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	1,242	1,129
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	8,870
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	8,967
4.65% 8/15/32	8,326	7,890
5.3% 8/15/52	1,888	1,742
Western Midstream Operating LP:
4.65% 7/1/26	1,129	1,103
4.75% 8/15/28	781	760
5.25% 2/1/50	7,720	6,705
		219,485
FINANCIALS - 12.1%
Banks - 6.5%
Bank of America Corp.:
1.922% 10/24/31 (c)	20,000	16,220
2.299% 7/21/32 (c)	25,000	20,345
2.884% 10/22/30 (c)	50,000	44,182
4.183% 11/25/27	4,363	4,208
4.25% 10/22/26	23,937	23,330
5.015% 7/22/33 (c)	13,700	13,348
Barclays PLC:
2.852% 5/7/26 (c)	9,444	9,192
4.375% 1/12/26	2,821	2,764
4.836% 5/9/28	3,683	3,556
5.088% 6/20/30 (c)	11,424	11,025
5.2% 5/12/26	26,475	26,143
BNP Paribas SA 2.219% 6/9/26 (b)(c)	9,008	8,692
BPCE SA 4.875% 4/1/26 (b)	4,662	4,575
Citigroup, Inc.:
2.976% 11/5/30 (c)	50,000	44,312
4.075% 4/23/29 (c)	16,389	15,658
4.125% 7/25/28	4,363	4,173
4.3% 11/20/26	1,115	1,088
4.412% 3/31/31 (c)	21,454	20,372
4.45% 9/29/27	55,258	53,786
4.6% 3/9/26	5,613	5,522
5.3% 5/6/44	6,000	5,693
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	3,512
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	2,250	2,019
Cooperatieve Rabobank UA 4.375% 8/4/25	3,024	2,971
HSBC Holdings PLC:
4.95% 3/31/30	1,541	1,509
5.25% 3/14/44	656	614
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	836	835
5.71% 1/15/26 (b)	37,209	36,849
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	5,034	4,380
4.493% 3/24/31 (c)	17,000	16,326
5.717% 9/14/33 (c)	65,747	66,497
NatWest Group PLC:
3.073% 5/22/28 (c)	5,536	5,168
4.8% 4/5/26	12,145	11,992
Societe Generale:
1.038% 6/18/25 (b)(c)	50,000	49,888
1.488% 12/14/26 (b)(c)	13,930	13,018
4.25% 4/14/25 (b)	4,491	4,417
Wells Fargo & Co.:
3.196% 6/17/27 (c)	40,441	38,677
3.526% 3/24/28 (c)	11,202	10,651
4.3% 7/22/27	16,184	15,732
4.478% 4/4/31 (c)	15,500	14,761
Westpac Banking Corp. 4.11% 7/24/34 (c)	3,103	2,852
		640,852
Capital Markets - 2.4%
Ares Capital Corp.:
3.25% 7/15/25	42,008	40,698
3.875% 1/15/26	16,340	15,760
Athene Global Funding:
5.339% 1/15/27 (b)	12,500	12,660
5.583% 1/9/29 (b)	6,252	6,248
Blackstone Private Credit Fund 7.05% 9/29/25	10,049	10,146
Deutsche Bank AG 4.5% 4/1/25	8,603	8,490
Deutsche Bank AG New York Branch:
3.729% 1/14/32 (c)	8,509	7,170
4.1% 1/13/26	5,262	5,130
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	12,267	10,013
4.25% 10/21/25	7,670	7,533
6.75% 10/1/37	24,081	26,136
Morgan Stanley 3.622% 4/1/31 (c)	35,865	32,737
UBS Group AG:
1.494% 8/10/27 (b)(c)	7,599	6,945
2.593% 9/11/25 (b)(c)	9,092	9,010
3.75% 3/26/25	6,137	6,042
4.194% 4/1/31 (b)(c)	30,399	28,258
		232,976
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	10,220	9,591
2.45% 10/29/26	5,268	4,902
3% 10/29/28	5,518	4,986
3.3% 1/30/32	5,903	5,028
4.45% 4/3/26	2,472	2,424
6.5% 7/15/25	4,349	4,382
Ally Financial, Inc.:
4.625% 3/30/25	2,237	2,215
5.8% 5/1/25	19,772	19,759
7.1% 11/15/27	9,050	9,417
8% 11/1/31	3,172	3,472
Capital One Financial Corp.:
3.65% 5/11/27	15,715	14,999
3.8% 1/31/28	6,614	6,269
4.985% 7/24/26 (c)	8,087	8,012
5.247% 7/26/30 (c)	10,430	10,188
7.624% 10/30/31 (c)	7,729	8,453
Discover Financial Services:
3.95% 11/6/24	1,184	1,174
4.1% 2/9/27	8,206	7,886
4.5% 1/30/26	3,562	3,494
6.7% 11/29/32	1,995	2,085
Ford Motor Credit Co. LLC 4.063% 11/1/24	18,137	17,990
Synchrony Financial:
3.95% 12/1/27	5,215	4,882
4.25% 8/15/24	7,369	7,343
5.15% 3/19/29	5,801	5,559
		164,510
Financial Services - 1.0%
Corebridge Financial, Inc.:
3.9% 4/5/32	4,093	3,654
4.35% 4/5/42	931	768
4.4% 4/5/52	2,754	2,182
Jackson Financial, Inc.:
3.125% 11/23/31	955	792
5.17% 6/8/27	3,740	3,700
5.67% 6/8/32	4,017	4,021
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	14,165	13,044
3% 5/15/32	14,250	11,573
3.625% 1/15/32	1,330	1,140
5.125% 2/1/28	4,285	4,211
5.5% 1/15/30	39,620	38,692
5.75% 4/1/33	8,830	8,702
Pine Street Trust I 4.572% 2/15/29 (b)	4,516	4,300
Pine Street Trust II 5.568% 2/15/49 (b)	4,529	4,130
		100,909
Insurance - 0.5%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	13,114	11,436
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)	10,260	7,061
Lincoln National Corp. 3.4% 1/15/31	9,415	8,256
Pacific LifeCorp 5.125% 1/30/43 (b)	1,657	1,529
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,988	1,961
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	2,102
6% 9/1/52 (c)	14,201	13,882
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600	576
Unum Group:
4% 6/15/29	3,614	3,384
5.75% 8/15/42	1,024	987
		51,174
TOTAL FINANCIALS		1,190,421
HEALTH CARE - 2.0%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/33	4,736	4,700
5.6% 3/2/43	4,499	4,456
5.65% 3/2/53	2,236	2,207
5.75% 3/2/63	4,076	4,013
		15,376
Health Care Providers & Services - 0.7%
Centene Corp.:
2.45% 7/15/28	12,745	11,238
2.625% 8/1/31	5,945	4,837
3.375% 2/15/30	5,110	4,499
4.25% 12/15/27	5,450	5,186
4.625% 12/15/29	8,470	7,973
HCA Holdings, Inc.:
3.5% 9/1/30	3,895	3,485
3.625% 3/15/32	1,074	938
5.625% 9/1/28	4,885	4,907
5.875% 2/1/29	3,803	3,858
Humana, Inc. 5.375% 4/15/31	5,665	5,609
Sabra Health Care LP 3.2% 12/1/31	12,177	10,035
Toledo Hospital 5.325% 11/15/28	1,513	1,424
Universal Health Services, Inc. 2.65% 10/15/30	10,442	8,802
		72,791
Pharmaceuticals - 1.1%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	43,242	42,180
4.375% 12/15/28 (b)	58,400	55,167
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	905	912
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,258
Viatris, Inc.:
2.7% 6/22/30	6,115	5,148
3.85% 6/22/40	2,664	1,945
4% 6/22/50	3,018	2,036
		108,646
TOTAL HEALTH CARE		196,813
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (b)	2,547	2,295
The Boeing Co.:
5.15% 5/1/30	14,840	14,159
5.805% 5/1/50	4,840	4,334
5.93% 5/1/60	4,840	4,269
6.259% 5/1/27 (b)	958	964
6.298% 5/1/29 (b)	2,737	2,759
6.388% 5/1/31 (b)	2,073	2,097
6.528% 5/1/34 (b)	2,219	2,250
6.858% 5/1/54 (b)	3,340	3,388
7.008% 5/1/64 (b)	3,152	3,179
		39,694
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	922	958
6.2% 3/15/54	956	1,025
		1,983
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 7/1/25	7,888	7,695
3.75% 6/1/26	15,000	14,463
		22,158
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)	7,484	6,974
3.95% 7/1/24 (b)	5,580	5,571
4.375% 5/1/26 (b)	4,949	4,807
6.375% 5/4/28 (b)	7,943	8,054
		25,406
TOTAL INDUSTRIALS		89,241
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 6.2% 7/15/30	2,284	2,389
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	2,435	2,167
2.45% 2/15/31 (b)	20,716	17,319
2.6% 2/15/33 (b)	20,716	16,591
3.187% 11/15/36 (b)	5,647	4,432
3.5% 2/15/41 (b)	16,728	12,755
		53,264
Software - 0.1%
Oracle Corp.:
3.6% 4/1/50	6,370	4,431
3.85% 4/1/60	6,400	4,391
		8,822
TOTAL INFORMATION TECHNOLOGY		64,475
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	4,423	4,542
6.55% 11/15/30	4,484	4,681
6.7% 11/15/33	2,619	2,755
		11,978
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	5,237
4.9% 12/15/30	4,519	4,403
American Homes 4 Rent LP:
2.375% 7/15/31	977	789
3.375% 7/15/51	1,510	977
3.625% 4/15/32	3,763	3,260
4.3% 4/15/52	2,608	2,003
Boston Properties, Inc.:
3.25% 1/30/31	4,526	3,815
4.5% 12/1/28	2,824	2,657
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	6,263
4.125% 6/15/26	3,253	3,157
4.125% 5/15/29	12,222	11,462
5.75% 2/15/35	4,930	4,885
Corporate Office Properties LP:
2% 1/15/29	747	632
2.25% 3/15/26	2,339	2,202
2.75% 4/15/31	2,202	1,812
Healthcare Realty Holdings LP:
3.1% 2/15/30	1,129	980
3.5% 8/1/26	1,176	1,119
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	4,916
Invitation Homes Operating Partnership LP 4.15% 4/15/32	5,643	5,135
Kimco Realty OP, LLC 2.25% 12/1/31	9,524	7,583
Kite Realty Group Trust:
4% 3/15/25	8,142	8,017
4.75% 9/15/30	13,258	12,588
LXP Industrial Trust (REIT):
2.7% 9/15/30	2,571	2,140
4.4% 6/15/24	599	598
NNN (REIT), Inc. 5.5% 6/15/34	17,080	16,850
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	8,532	6,836
3.375% 2/1/31	4,780	4,067
3.625% 10/1/29	5,204	4,624
4.5% 1/15/25	1,271	1,259
4.5% 4/1/27	452	437
4.75% 1/15/28	7,132	6,858
5.25% 1/15/26	2,371	2,345
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	1,570	1,554
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,379
Realty Income Corp.:
2.2% 6/15/28	1,146	1,016
2.85% 12/15/32	1,410	1,158
3.25% 1/15/31	1,277	1,128
3.4% 1/15/28	1,957	1,839
Retail Opportunity Investments Partnership LP 4% 12/15/24	405	400
Simon Property Group LP 2.45% 9/13/29	1,897	1,654
SITE Centers Corp.:
3.625% 2/1/25	967	954
4.25% 2/1/26	1,683	1,658
Store Capital LLC:
2.75% 11/18/30	2,849	2,326
4.625% 3/15/29	1,396	1,313
Sun Communities Operating LP:
2.3% 11/1/28	2,169	1,894
2.7% 7/15/31	5,600	4,601
Ventas Realty LP:
2.5% 9/1/31	16,206	13,217
3% 1/15/30	6,770	5,927
4% 3/1/28	1,358	1,291
4.125% 1/15/26	630	615
4.75% 11/15/30	10,898	10,393
VICI Properties LP:
4.375% 5/15/25	963	950
4.75% 2/15/28	7,611	7,383
4.95% 2/15/30	9,911	9,495
5.125% 5/15/32	998	943
5.75% 4/1/34	1,136	1,117
Vornado Realty LP:
2.15% 6/1/26	2,457	2,257
3.4% 6/1/31	8,887	6,914
WP Carey, Inc. 3.85% 7/15/29	1,045	966
		224,248
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,767	2,490
4.55% 10/1/29	1,135	988
8.05% 3/15/28	8,285	8,543
CBRE Group, Inc.:
2.5% 4/1/31	7,642	6,299
4.875% 3/1/26	4,953	4,892
Tanger Properties LP:
2.75% 9/1/31	5,725	4,655
3.125% 9/1/26	1,660	1,559
3.875% 7/15/27	6,943	6,547
		35,973
TOTAL REAL ESTATE		260,221
UTILITIES - 0.7%
Electric Utilities - 0.1%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,543
DPL, Inc. 4.35% 4/15/29	2,835	2,620
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,869	1,567
2.775% 1/7/32 (b)	5,941	4,799
		11,529
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	638	656
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31	5,591	4,591
3.3% 7/15/25 (b)	10,148	9,856
3.95% 7/15/30 (b)	8,852	7,976
		22,423
Multi-Utilities - 0.3%
NiSource, Inc.:
2.95% 9/1/29	19,262	17,214
5.95% 6/15/41	1,097	1,100
Puget Energy, Inc.:
4.1% 6/15/30	3,951	3,609
4.224% 3/15/32	7,271	6,464
Sempra 6% 10/15/39	1,733	1,748
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (c)(d)	1,164	1,147
		31,282
TOTAL UTILITIES		65,890
TOTAL NONCONVERTIBLE BONDS (Cost $2,727,569)		2,468,531

U.S. Treasury Obligations - 45.8%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds:
2.25% 2/15/52	58,500	36,633
2.375% 5/15/51 (e)	505,229	327,511
2.875% 5/15/52	224,700	162,144
3.625% 2/15/53	157,354	131,790
4.125% 8/15/53	3,130	2,871
4.25% 2/15/54	116,000	108,804
4.625% 5/15/54	54,300	54,232
4.75% 11/15/53	55,400	56,439
U.S. Treasury Notes:
3.125% 11/15/28	38,238	36,072
3.375% 5/15/33	361,500	331,789
3.5% 1/31/30	98,900	93,905
3.5% 4/30/30	154,100	146,064
3.5% 2/15/33	424,500	394,138
3.625% 3/31/30	162,200	154,869
3.75% 6/30/30	122,500	117,557
3.75% 12/31/30	211,300	202,270
3.875% 12/31/29	78,700	76,216
3.875% 8/15/33	26,768	25,509
4% 1/15/27	2,080	2,043
4% 10/31/29	188,000	183,344
4% 2/28/30	237,100	230,950
4% 2/15/34	148,300	142,577
4.125% 2/15/27	7,070	6,966
4.125% 7/31/28	137,400	135,151
4.125% 11/15/32	15,100	14,705
4.25% 3/15/27	9,410	9,301
4.25% 2/28/31	962,760	948,877
4.5% 5/15/27	8,210	8,172
4.5% 11/15/33	371,600	371,658
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,899,582)		4,512,557

U.S. Government Agency - Mortgage Securities - 24.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 2.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(d)	19	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (c)(d)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	10	10
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 6.058% 10/1/33 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (c)(d)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (c)(d)	2	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.519% 5/1/44 (c)(d)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	11	11
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.976% 2/1/44 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.126% 9/1/33 (c)(d)	75	76
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(d)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.939% 2/1/44 (c)(d)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(d)	37	37
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 6.174% 4/1/44 (c)(d)	13	13
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (c)(d)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 6.08% 4/1/44 (c)(d)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.996% 3/1/33 (c)(d)	27	27
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.916% 5/1/35 (c)(d)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.162% 11/1/36 (c)(d)	13	13
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.004% 7/1/43 (c)(d)	69	71
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.193% 5/1/36 (c)(d)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 6.07% 6/1/42 (c)(d)	43	44
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (c)(d)	33	33
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	14	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.038% 7/1/35 (c)(d)	21	21
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.995% 2/1/37 (c)(d)	81	83
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	21	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (c)(d)	261	268
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	165	169
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(d)	26	27
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(d)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	19	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (c)(d)	107	109
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (c)(d)	12	13
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.429% 4/1/36 (c)(d)	63	65
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 6.521% 8/1/35 (c)(d)	37	37
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	14	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (c)(d)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.150% 6.138% 7/1/36 (c)(d)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.403% 10/1/33 (c)(d)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.473% 7/1/34 (c)(d)	7	7
1.5% 9/1/35 to 11/1/41 (e)	12,721	10,297
2% 2/1/28 to 10/1/52	36,549	29,676
2.5% 11/1/29 to 5/1/53 (f)	56,248	47,548
3% 12/1/28 to 3/1/53 (g)	30,656	26,836
3.25% 12/1/41	11	10
3.4% 7/1/42 to 9/1/42	116	105
3.5% 9/1/33 to 3/1/53	29,118	26,356
3.65% 5/1/42 to 8/1/42	49	45
3.9% 4/1/42	13	12
4% 3/1/36 to 4/1/49	15,008	13,975
4.025% 5/1/42	17	16
4.25% 11/1/41	21	20
4.5% to 4.5% 6/1/25 to 2/1/49	10,883	10,488
5% 10/1/29 to 12/1/52	8,646	8,423
5.288% 8/1/41 (c)	175	172
5.5% 8/1/25 to 4/1/54	12,743	12,582
6% to 6% 9/1/29 to 5/1/54	13,798	13,918
6.5% 1/1/26 to 3/1/54	15,550	15,872
6.712% 2/1/39 (c)	76	77
7% to 7% 8/1/25 to 7/1/37	69	72
7.5% to 7.5% 7/1/25 to 11/1/31	37	38
8% 3/1/37	4	4
TOTAL FANNIE MAE		217,882
Freddie Mac - 1.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.424% 8/1/37 (c)(d)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(d)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(d)	10	11
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.04% 7/1/36 (c)(d)	67	68
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.165% 1/1/37 (c)(d)	16	16
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.54% 7/1/35 (c)(d)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(d)	96	97
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	24	24
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	318	324
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (c)(d)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	27	27
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (c)(d)	191	195
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(d)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.966% 6/1/41 (c)(d)	54	56
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.083% 5/1/41 (c)(d)	60	62
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.189% 10/1/42 (c)(d)	126	128
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.478% 5/1/41 (c)(d)	56	58
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.367% 10/1/36 (c)(d)	117	118
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6.433% 10/1/35 (c)(d)	59	60
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.635% 5/1/37 (c)(d)	11	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.937% 4/1/38 (c)(d)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (c)(d)	25	25
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	0	0
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	51	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 8.185% 10/1/35 (c)(d)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.9% 6/1/33 (c)(d)	81	81
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.97% 4/1/34 (c)(d)	26	26
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.76% 6/1/33 (c)(d)	22	22
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.378% 3/1/35 (c)(d)	38	38
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (c)(d)	46	47
1.5% 10/1/35 to 12/1/50	6,676	5,588
2% 6/1/35 to 2/1/52	24,501	20,382
2.5% 5/1/30 to 8/1/52	17,551	15,272
3% 6/1/31 to 5/1/53	13,513	11,638
3.5% 3/1/32 to 11/1/52	31,165	28,154
4% 1/1/36 to 2/1/50	14,203	13,245
4% 4/1/48	8	7
4.5% 6/1/25 to 10/1/48	6,443	6,203
5% 8/1/33 to 1/1/53	9,856	9,619
5.5% 10/1/52 to 3/1/54	12,215	12,051
6% 4/1/28 to 4/1/54	4,964	5,005
6.5% 5/1/26 to 1/1/54	2,937	3,024
7% 3/1/26 to 9/1/36	65	67
7.5% 6/1/26 to 11/1/31	1	1
8% 7/1/24 to 4/1/32	2	2
8.5% 1/1/25 to 9/1/29	1	1
TOTAL FREDDIE MAC		131,918
Ginnie Mae - 2.1%
3.5% 9/20/40 to 12/20/49	8,120	7,401
4% 7/15/39 to 5/20/49	6,909	6,500
4.5% 6/20/33 to 8/15/41	5,018	4,855
5% 12/15/32 to 4/20/48	2,973	2,951
5.5% 6/15/33 to 9/15/39	193	196
6% to 6% 10/15/30 to 5/15/40	1,388	1,424
7% to 7% 8/15/25 to 11/15/32	148	151
7.5% to 7.5% 7/15/24 to 9/15/31	33	33
8% 7/15/24 to 11/15/29	4	4
8.5% 11/15/27 to 1/15/31	2	2
2% 10/20/50 to 2/20/52	17,281	13,847
2% 6/1/54 (h)	5,750	4,604
2% 6/1/54 (h)	4,000	3,203
2% 6/1/54 (h)	2,900	2,322
2% 6/1/54 (h)	11,400	9,128
2% 6/1/54 (h)	250	200
2% 6/1/54 (h)	5,725	4,584
2% 6/1/54 (h)	11,500	9,208
2% 6/1/54 (h)	2,400	1,922
2% 7/1/54 (h)	11,500	9,216
2.5% 7/20/51 to 1/20/52	7,304	6,028
2.5% 6/1/54 (h)	25	21
2.5% 6/1/54 (h)	11,775	9,808
2.5% 6/1/54 (h)	11,775	9,808
2.5% 7/1/54 (h)	11,800	9,836
3% 5/15/42 to 2/20/50	3,254	2,860
3% 6/1/54 (h)	13,050	11,272
3% 6/1/54 (h)	9,750	8,422
3% 6/1/54 (h)	4,550	3,930
3% 6/1/54 (h)	4,325	3,736
3.5% 6/1/54 (h)	2,200	1,962
3.5% 6/1/54 (h)	1,100	981
3.5% 6/1/54 (h)	425	379
3.5% 6/1/54 (h)	525	468
3.5% 6/1/54 (h)	450	401
3.5% 7/1/54 (h)	2,200	1,963
3.5% 7/1/54 (h)	2,500	2,231
4.5% 6/1/54 (h)	6,100	5,763
4.5% 7/1/54 (h)	6,100	5,760
5.47% 8/20/59 (c)(i)	1	1
5.5% 6/1/54 (h)	4,050	4,017
5.5% 6/1/54 (h)	6,850	6,793
5.5% 7/1/54 (h)	5,800	5,746
5.5% 7/1/54 (h)	5,100	5,052
6% 6/1/54 (h)	1,800	1,812
6% 6/1/54 (h)	1,400	1,409
6% 6/1/54 (h)	1,600	1,611
6% 6/1/54 (h)	1,300	1,309
6% 6/1/54 (h)	2,200	2,214
6% 6/1/54 (h)	2,175	2,189
6% 6/1/54 (h)	2,525	2,542
6% 7/1/54 (h)	2,900	2,914
6% 7/1/54 (h)	200	201
6% 7/1/54 (h)	2,200	2,211
6% 7/1/54 (h)	1,800	1,809
6% 7/1/54 (h)	1,400	1,407
6.5% 3/20/31 to 6/15/37	53	55
TOTAL GINNIE MAE		210,672
Uniform Mortgage Backed Securities - 18.7%
2% 6/1/54 (h)	1,500	1,156
2% 6/1/54 (h)	30,800	23,742
2% 6/1/54 (h)	21,200	16,342
2% 6/1/54 (h)	9,100	7,015
2% 6/1/54 (h)	5,050	3,893
2% 6/1/54 (h)	134,550	103,719
2% 6/1/54 (h)	56,750	43,746
2% 6/1/54 (h)	9,100	7,015
2% 6/1/54 (h)	21,600	16,651
2% 6/1/54 (h)	8,575	6,610
2% 6/1/54 (h)	17,525	13,509
2% 6/1/54 (h)	35,300	27,211
2% 6/1/54 (h)	17,250	13,297
2% 6/1/54 (h)	14,800	11,409
2% 6/1/54 (h)	7,500	5,781
2% 6/1/54 (h)	7,425	5,724
2% 6/1/54 (h)	4,200	3,238
2% 6/1/54 (h)	20,150	15,533
2% 6/1/54 (h)	11,400	8,788
2% 6/1/54 (h)	5,600	4,317
2% 6/1/54 (h)	5,150	3,970
2% 6/1/54 (h)	7,850	6,051
2% 6/1/54 (h)	6,950	5,357
2% 6/1/54 (h)	5,500	4,240
2% 6/1/54 (h)	7,800	6,013
2% 6/1/54 (h)	9,900	7,632
2% 6/1/54 (h)	10,350	7,978
2% 6/1/54 (h)	8,200	6,321
2% 6/1/54 (h)	1,575	1,214
2% 6/1/54 (h)	2,400	1,850
2% 6/1/54 (h)	4,400	3,392
2% 7/1/54 (h)	17,300	13,350
2% 7/1/54 (h)	30,800	23,768
2% 7/1/54 (h)	21,900	16,900
2% 7/1/54 (h)	12,700	9,800
2% 7/1/54 (h)	68,900	53,169
2% 7/1/54 (h)	131,200	101,244
2% 7/1/54 (h)	40,350	31,137
2% 7/1/54 (h)	21,050	16,244
2.5% 6/1/54 (h)	5,000	4,035
2.5% 6/1/54 (h)	43,100	34,778
2.5% 6/1/54 (h)	10,925	8,816
2.5% 6/1/54 (h)	12,775	10,308
2.5% 6/1/54 (h)	2,425	1,957
2.5% 6/1/54 (h)	4,700	3,792
2.5% 6/1/54 (h)	1,300	1,049
2.5% 6/1/54 (h)	28,475	22,977
2.5% 6/1/54 (h)	123,975	100,037
2.5% 6/1/54 (h)	26,950	21,746
2.5% 6/1/54 (h)	9,100	7,343
2.5% 6/1/54 (h)	53,350	43,049
2.5% 6/1/54 (h)	17,950	14,484
2.5% 6/1/54 (h)	26,800	21,625
2.5% 6/1/54 (h)	9,050	7,303
2.5% 6/1/54 (h)	46,350	37,400
2.5% 6/1/54 (h)	9,825	7,928
2.5% 6/1/54 (h)	23,175	18,700
2.5% 6/1/54 (h)	200	161
2.5% 6/1/54 (h)	2,500	2,017
2.5% 7/1/54 (h)	43,100	34,808
2.5% 7/1/54 (h)	9,725	7,854
2.5% 7/1/54 (h)	9,700	7,834
2.5% 7/1/54 (h)	42,900	34,647
2.5% 7/1/54 (h)	163,700	132,207
2.5% 7/1/54 (h)	40,000	32,305
3% 6/1/54 (h)	2,500	2,101
3% 6/1/54 (h)	2,000	1,681
3% 6/1/54 (h)	133,150	111,919
3% 6/1/54 (h)	25,650	21,560
3% 6/1/54 (h)	6,850	5,758
3% 6/1/54 (h)	10,325	8,679
3% 6/1/54 (h)	500	420
3% 6/1/54 (h)	2,500	2,101
3% 6/1/54 (h)	62,800	52,786
3% 6/1/54 (h)	54,350	45,684
3% 6/1/54 (h)	3,700	3,110
3% 6/1/54 (h)	2,075	1,744
3% 7/1/54 (h)	64,700	54,416
3% 7/1/54 (h)	10,750	9,041
3% 7/1/54 (h)	7,300	6,140
3% 7/1/54 (h)	37,700	31,708
3% 7/1/54 (h)	126,250	106,183
3% 7/1/54 (h)	16,200	13,625
3.5% 6/1/54 (h)	14,625	12,816
3.5% 6/1/54 (h)	14,625	12,816
3.5% 7/1/54 (h)	3,800	3,327
3.5% 7/1/54 (h)	950	832
3.5% 7/1/54 (h)	325	285
3.5% 7/1/54 (h)	1,100	963
4% 6/1/54 (h)	1,800	1,633
4% 6/1/54 (h)	1,800	1,633
4% 6/1/54 (h)	9,750	8,843
4% 6/1/54 (h)	4,500	4,081
4% 6/1/54 (h)	4,150	3,764
4% 7/1/54 (h)	1,400	1,270
5% 6/1/54 (h)	1,300	1,251
5% 6/1/54 (h)	1,425	1,371
5% 6/1/54 (h)	2,725	2,622
5.5% 6/1/54 (h)	2,700	2,656
6% 6/1/54 (h)	900	901
6% 6/1/54 (h)	1,600	1,602
6% 6/1/54 (h)	2,850	2,854
6% 6/1/54 (h)	2,850	2,854
6% 6/1/54 (h)	5,275	5,282
6% 6/1/54 (h)	3,500	3,505
6% 6/1/54 (h)	1,750	1,752
6% 7/1/54 (h)	6,050	6,055
6% 7/1/54 (h)	2,100	2,102
6.5% 6/1/54 (h)	400	407
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,843,619
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,435,782)		2,404,091

Asset-Backed Securities - 7.2%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	6,016	4,314
Series 2019-1 Class A, 3.844% 5/15/39 (b)	450	396
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	3,085	2,895
Class B, 4.458% 10/16/39 (b)	886	437
Series 2021-1A Class A, 2.95% 11/16/41 (b)	5,913	5,400
Series 2021-2A Class A, 2.798% 1/15/47 (b)	11,929	10,526
Affirm Asset Securitization Trust:
Series 2023-X1 Class A, 7.11% 11/15/28 (b)	489	491
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	1,800	1,802
Aimco:
Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 0% 7/22/37 (b)(c)(d)	4,187	4,189
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(c)(d)	7,959	7,999
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(c)(d)	6,085	6,091
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(c)(d)	12,551	12,613
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(c)(d)	5,465	5,481
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(c)(d)	14,203	14,237
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(c)(d)	6,465	6,479
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(c)(d)	6,507	6,527
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	1,800	1,790
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	1,212	1,115
Class B, 4.335% 1/16/40 (b)	268	161
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	8,875	8,884
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(c)(d)	4,698	4,708
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 1.5% 7/25/37 (b)(c)(d)(h)	7,996	8,006
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(c)(d)	8,184	8,205
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(c)(d)	10,462	10,485
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(c)(d)	9,992	10,015
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(c)(d)	5,474	5,487
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6052% 4/25/34 (b)(c)(d)	10,335	10,352
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(c)(d)	9,105	9,130
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(c)(d)	8,274	8,284
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	2,153	2,121
Series 2021-1A Class A, 2.443% 7/15/46 (b)	8,788	7,765
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	700	697
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(c)(d)	3,543	3,549
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	1,900	1,905
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	3,742	3,779
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	3,698	3,329
Class B, 5.095% 4/15/39 (b)	1,844	1,245
Series 2021-1R Class A, 2.741% 8/15/41 (b)	6,661	6,221
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,279	1,187
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	1,219	1,146
Class B, 6.656% 1/15/46 (b)	533	496
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(c)(d)	6,612	6,629
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	5,100	5,114
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/36 (b)(c)(d)	6,127	6,163
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(c)(d)	8,665	8,684
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	2,066	2,021
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	2,100	2,090
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	932	937
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	800	798
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	644	643
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(c)(d)	8,292	8,311
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(c)(d)	9,800	9,820
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(c)(d)	12,900	12,915
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,257	3,073
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	585	550
Class A2II, 4.021% 5/20/49 (b)	787	759
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	7,423	6,078
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (j)	700	688
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	600	593
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	1,437	1,435
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	6,967	6,305
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	271	231
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	5,507	5,519
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(c)(d)	7,800	7,809
Dryden Senior Loan Fund:
Series 2018-70A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7593% 1/16/32 (b)(c)(d)	1,780	1,785
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(c)(d)	7,281	7,297
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(c)(d)	4,292	4,304
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8471% 4/17/37 (b)(c)(d)	9,851	9,866
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(c)(d)	3,720	3,729
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(c)(d)	9,611	9,636
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 0% 7/15/37 (b)(c)(d)	7,542	7,547
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(c)(d)	2,050	2,056
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	900	901
Class A3, 5.61% 4/20/28 (b)	900	901
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,900	1,918
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(c)(d)	5,916	5,935
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6683% 11/16/34 (b)(c)(d)	8,250	8,273
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(c)(d)	13,521	13,595
Ford Credit Floorplan Master Owner Trust:
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,779
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	2,500	2,475
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	1,400	1,401
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	819	819
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	2,000	2,003
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	2,780	2,745
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	1,300	1,298
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	700	693
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	2,300	2,295
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,450	1,313
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,812	1,649
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	2,000	2,003
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(c)(d)	5,835	5,844
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	6,630	6,672
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 0% 7/20/37 (b)(c)(d)(h)	6,159	6,163
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(c)(d)	3,531	3,565
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(c)(d)	10,220	10,268
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(c)(d)	9,350	9,352
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(c)(d)	5,879	5,893
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7862% 1/22/31 (b)(c)(d)	2,629	2,630
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(c)(d)	4,122	4,150
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(c)(d)	1,967	1,973
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(c)(d)	8,363	8,386
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7152% 1/25/35 (b)(c)(d)	6,892	6,895
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(c)(d)	8,542	8,561
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	12,930	11,510
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	1,744	1,744
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	700	699
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	1,241	1,246
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(c)(d)	4,747	4,752
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	1,300	1,290
Oak Hill Credit Partners Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(c)	9,311	9,357
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(c)(d)	494	496
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(c)(d)	3,230	3,238
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	3,050	2,989
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	5,926	5,334
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	6,349	5,931
Class A2II, 4.008% 12/5/51 (b)	5,674	4,965
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	6,845	6,024
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	725	691
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(c)(d)	11,224	11,249
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(c)(d)	10,760	10,779
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	11,328	10,309
Class B, 4.335% 3/15/40 (b)	426	326
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	5,278	5,172
1.884% 7/15/50 (b)	3,008	2,813
2.328% 7/15/52 (b)	2,300	2,047
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	1,400	1,399
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	1,250	1,251
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	1,400	1,398
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	6,541	6,541
Class A2I, 6.028% 7/30/54 (b)	12,546	12,546
Class A2II, 6.268% 7/30/54 (b)	7,459	7,459
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(c)(d)	5,480	5,495
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(c)(d)	6,003	6,040
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(c)(d)	1,079	1,081
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(c)(d)	10,365	10,380
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(c)(d)	9,694	9,718
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (c)(d)	4	4
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	1,800	1,796
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	8,299	7,471
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	5,073	4,417
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	4,206	4,183
Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,600	1,595
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1235% 4/6/42 (b)(c)(d)	491	351
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	338	337
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	1,050	1,047
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(c)(d)	5,937	5,946
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(c)(d)	5,438	5,448
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	11,071	11,104
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(c)(d)	5,466	5,475
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	3,700	3,733
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	383	404
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	4,453	4,405
Series 2023-C Class A3, 5.15% 11/15/28	1,300	1,294
Series 2024-B Class A3, 5.27% 9/17/29	700	699
TOTAL ASSET-BACKED SECURITIES (Cost $726,410)		713,650

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.1%
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	3,500	3,339
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,598	3,540
CSMC Series 2014-3R:
Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(d)(k)	343	0
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.0574% 5/27/37 (b)(c)(d)	286	272
CSMC Trust sequential payer Series 2020-RPL3 Class A1, 4.0787% 3/25/60 (b)(c)	2,778	2,762
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	584	532
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	590	560
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	965	903
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)	1,115	1,065
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	1,100	1,035
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	93	93
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		14,102
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4182% 8/25/31 (c)(d)	14	14
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 2/25/32 (c)(d)	2	2
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4379% 3/18/32 (c)(d)	3	3
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 4/25/32 (c)(d)	6	6
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 10/25/32 (c)(d)	4	4
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1882% 1/25/32 (c)(d)	1	1
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8882% 11/25/32 (c)(d)	42	42
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 11/25/32 (c)(d)	6	6
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 12/25/33 (c)(j)(l)	59	7
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2418% 11/25/36 (c)(j)(l)	42	3
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3682% 6/25/36 (c)(d)	1,201	1,206
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	13	13
Series 1999-32 Class PL, 6% 7/25/29	18	18
Series 1999-33 Class PK, 6% 7/25/29	13	13
Series 2001-52 Class YZ, 6.5% 10/25/31	3	3
Series 2003-70 Class BJ, 5% 7/25/33	95	92
Series 2005-102 Class CO 11/25/35 (m)	11	10
Series 2005-64 Class PX, 5.5% 6/25/35	16	16
Series 2005-68 Class CZ, 5.5% 8/25/35	1,297	1,293
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4106% 8/25/35 (c)(d)(l)	2	2
Series 2005-81 Class PC, 5.5% 9/25/35	33	33
Series 2006-12 Class BO 10/25/35 (m)	40	34
Series 2006-15 Class OP 3/25/36 (m)	57	47
Series 2006-37 Class OW 5/25/36 (m)	7	6
Series 2006-45 Class OP 6/25/36 (m)	18	14
Series 2006-62 Class KP 4/25/36 (m)	28	23
Series 2010-118 Class PB, 4.5% 10/25/40	987	961
Series 2012-149:
Class DA, 1.75% 1/25/43	306	277
Class GA, 1.75% 6/25/42	362	325
Series 2021-45 Class DA, 3% 7/25/51	572	495
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2	2
Series 1999-25 Class Z, 6% 6/25/29	14	14
Series 2001-20 Class Z, 6% 5/25/31	16	16
Series 2001-31 Class ZC, 6.5% 7/25/31	8	8
Series 2002-16 Class ZD, 6.5% 4/25/32	7	7
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1118% 11/25/32 (c)(j)(l)	9	0
Series 2004-52 Class KZ, 5.5% 7/25/34	450	444
Series 2004-91 Class Z, 5% 12/25/34	1,019	992
Series 2005-117 Class JN, 4.5% 1/25/36	77	75
Series 2005-14 Class ZB, 5% 3/25/35	314	306
Series 2006-72 Class CY, 6% 8/25/26	65	65
Series 2009-59 Class HB, 5% 8/25/39	566	555
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	6	0
Series 2020-101 Class BA, 1.5% 9/25/45	712	598
Series 2020-80 Class BA, 1.5% 3/25/45	991	837
Series 2021-96 Class AH, 2.5% 3/25/49	1,502	1,295
Series 2022-1 Class KA, 3% 5/25/48	476	423
Series 2022-3 Class N, 2% 10/25/47	3,853	3,269
Series 2022-30 Class E, 4.5% 7/25/48	1,377	1,317
Series 2022-49 Class TC, 4% 12/25/48	440	413
Series 2022-5:
Class 0, 2.5% 6/25/48	380	328
Class DA, 2.25% 11/25/47	1,176	1,018
Series 2022-7 Class A, 3% 5/25/48	679	603
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2018% 12/25/36 (c)(j)(l)	28	2
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0018% 5/25/37 (c)(j)(l)	14	1
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 3/25/33 (c)(j)(l)	3	0
Series 2005-72 Class ZC, 5.5% 8/25/35	233	230
Series 2005-79 Class ZC, 5.9% 9/25/35	139	138
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9907% 6/25/37 (c)(d)(l)	14	15
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (c)(d)(l)	18	21
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (c)(d)(l)	6	6
Series 2010-135 Class ZA, 4.5% 12/25/40	58	56
Series 2010-150 Class ZC, 4.75% 1/25/41	533	514
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3582% 3/25/36 (c)(d)	817	820
Series 2010-95 Class ZC, 5% 9/25/40	1,124	1,099
Series 2011-39 Class ZA, 6% 11/25/32	67	69
Series 2011-4 Class PZ, 5% 2/25/41	177	166
Series 2011-67 Class AI, 4% 7/25/26 (j)	20	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	147	5
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1118% 6/25/41 (c)(j)(l)	9	0
Series 2013-133 Class IB, 3% 4/25/32 (j)	40	1
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6118% 1/25/44 (c)(j)(l)	68	6
Series 2013-51 Class GI, 3% 10/25/32 (j)	76	4
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2818% 6/25/35 (c)(j)(l)	76	5
Series 2015-42 Class IL, 6% 6/25/45 (j)	394	63
Series 2015-70 Class JC, 3% 10/25/45	443	411
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	222	36
Series 2018-45 Class GI, 4% 6/25/48 (j)	2,736	585
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	15	2
Series 343 Class 16, 5.5% 5/25/34 (j)	14	2
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	9	2
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	7	1
Class 13, 6% 3/25/34 (j)	8	1
Series 359 Class 19, 6% 7/25/35 (c)(j)	6	1
Series 384 Class 6, 5% 7/25/37 (j)	57	9
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 1/15/32 (c)(d)	1	1
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (c)(d)	2	2
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 3/15/32 (c)(d)	2	2
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 6/15/31 (c)(d)	3	3
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (c)(d)	1	1
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8382% 11/15/32 (c)(d)	20	20
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 2/15/33 (c)(d)	318	318
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8382% 3/15/34 (c)(d)	450	445
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	17	17
Series 2101 Class PD, 6% 11/15/28	9	9
Series 2121 Class MG, 6% 2/15/29	7	7
Series 2131 Class BG, 6% 3/15/29	50	51
Series 2137 Class PG, 6% 3/15/29	8	8
Series 2154 Class PT, 6% 5/15/29	13	14
Series 2162 Class PH, 6% 6/15/29	3	3
Series 2520 Class BE, 6% 11/15/32	29	29
Series 2693 Class MD, 5.5% 10/15/33	63	62
Series 2802 Class OB, 6% 5/15/34	48	48
Series 2996 Class MK, 5.5% 6/15/35	15	15
Series 3002 Class NE, 5% 7/15/35	67	66
Series 3110 Class OP 9/15/35 (m)	10	10
Series 3119 Class PO 2/15/36 (m)	67	53
Series 3121 Class KO 3/15/36 (m)	13	11
Series 3123 Class LO 3/15/36 (m)	37	30
Series 3145 Class GO 4/15/36 (m)	46	37
Series 3189 Class PD, 6% 7/15/36	63	64
Series 3225 Class EO 10/15/36 (m)	23	19
Series 3258 Class PM, 5.5% 12/15/36	22	22
Series 3415 Class PC, 5% 12/15/37	210	207
Series 3832 Class PE, 5% 3/15/41	268	264
Series 3857 Class ZP, 5% 5/15/41	2,285	2,238
Series 4135 Class AB, 1.75% 6/15/42	278	252
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	7	7
Series 2021-5169 Class TP, 2.5% 6/25/49	299	254
Series 2022-5189:
Class DA, 2.5% 5/25/49	376	315
Class TP, 2.5% 5/25/49	272	228
Series 2022-5190:
Class BA, 2.5% 11/25/47	352	303
Class CA, 2.5% 5/25/49	228	191
Series 2022-5197:
Class A, 2.5% 6/25/49	228	191
Class DA, 2.5% 11/25/47	267	231
Series 2022-5198 Class BA, 2.5% 11/25/47	1,321	1,158
Series 2022-5202 Class LB, 2.5% 10/25/47	286	247
Series 2135 Class JE, 6% 3/15/29	3	3
Series 2145 Class MZ, 6.5% 4/15/29	52	52
Series 2274 Class ZM, 6.5% 1/15/31	5	5
Series 2281 Class ZB, 6% 3/15/30	9	9
Series 2303 Class ZV, 6% 4/15/31	26	27
Series 2357 Class ZB, 6.5% 9/15/31	91	92
Series 2502 Class ZC, 6% 9/15/32	11	11
Series 2519 Class ZD, 5.5% 11/15/32	16	16
Series 2877 Class ZD, 5% 10/15/34	1,261	1,231
Series 2998 Class LY, 5.5% 7/15/25	4	4
Series 3007 Class EW, 5.5% 7/15/25	12	12
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1618% 2/15/36 (c)(j)(l)	21	2
Series 2013-4281 Class AI, 4% 12/15/28 (j)	4	0
Series 2017-4683 Class LM, 3% 5/15/47	561	525
Series 2021-5083 Class VA, 1% 8/15/38	1,395	1,298
Series 2933 Class ZM, 5.75% 2/15/35	304	307
Series 2947 Class XZ, 6% 3/15/35	121	122
Series 2996 Class ZD, 5.5% 6/15/35	201	202
Series 3237 Class C, 5.5% 11/15/36	271	271
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2218% 11/15/36 (c)(j)(l)	89	7
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1418% 6/15/37 (c)(j)(l)	59	5
Series 3843 Class PZ, 5% 4/15/41	1,675	1,644
Series 3949 Class MK, 4.5% 10/15/34	46	45
Series 4055 Class BI, 3.5% 5/15/31 (j)	19	0
Series 4149 Class IO, 3% 1/15/33 (j)	52	4
Series 4314 Class AI, 5% 3/15/34 (j)	5	0
Series 4427 Class LI, 3.5% 2/15/34 (j)	187	9
Series 4471 Class PA 4% 12/15/40	168	163
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6882% 5/15/37 (c)(d)	73	71
Series 2156 Class TC, 6.25% 5/15/29	3	3
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	6	6
Series 2056 Class Z, 6% 5/15/28	14	14
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159 Class EA, 2.5% 8/25/48	294	251
Series 2021-5164 Class M, 2.5% 7/25/48	300	256
Series 4341 Class ML, 3.5% 11/15/31	1,117	1,064
Series 4386 Class AZ, 4.5% 11/15/40	646	612
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2559% 6/16/37 (c)(j)(l)	37	3
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9346% 7/20/37 (c)(d)	274	271
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9146% 1/20/38 (c)(d)	70	69
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2946% 8/20/38 (c)(d)	393	394
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3346% 9/20/38 (c)(d)	284	285
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0341% 11/16/39 (c)(d)	372	369
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9641% 12/16/39 (c)(d)	221	218
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9827% 3/20/60 (c)(d)(i)	231	230
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 7/20/60 (c)(d)(i)	2,446	2,438
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (c)(d)(i)	2,398	2,389
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (c)(d)(i)	2,106	2,097
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (c)(d)(i)	1,033	1,029
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (c)(d)(i)	777	775
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (c)(d)(i)	721	720
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (c)(d)(i)	1,001	1,000
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (c)(d)(i)	822	821
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(i)	915	914
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(i)	933	932
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (c)(d)(i)	998	997
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (c)(d)(i)	339	338
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (c)(d)(i)	982	982
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8346% 8/20/42 (c)(d)	301	294
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (c)(d)(i)	1,037	1,038
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (c)(d)(i)	555	556
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (c)(d)(i)	1,040	1,040
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (c)(d)(i)	574	573
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0886% 5/20/61 (c)(d)(i)	15	15
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 10/20/62 (c)(d)(i)	15	15
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7986% 3/20/63 (c)(d)(i)	18	18
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0386% 8/20/63 (c)(d)(i)	43	43
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (c)(d)(i)	67	67
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (c)(d)(i)	125	125
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (c)(d)(i)	233	233
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (c)(d)(i)	25	24
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (c)(d)(i)	21	21
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (c)(d)(i)	12	12
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,637	1,618
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	90	5
Series 2011-68 Class EC, 3.5% 4/20/41	145	139
Series 2016-69 Class WA, 3% 2/20/46	317	285
Series 2017-134 Class BA, 2.5% 11/20/46	421	371
Series 2017-153 Class GA, 3% 9/20/47	845	743
Series 2017-182 Class KA, 3% 10/20/47	675	597
Series 2018-13 Class Q, 3% 4/20/47	821	745
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	100	97
Series 2010-160 Class DY, 4% 12/20/40	803	759
Series 2010-170 Class B, 4% 12/20/40	177	167
Series 2011-69 Class GX, 4.5% 5/16/40	1,160	1,148
Series 2014-H04 Class HA, 2.75% 2/20/64 (i)	415	407
Series 2017-139 Class BA, 3% 9/20/47	1,483	1,295
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	2,846	2,716
Series 2004-22 Class M1, 5.5% 4/20/34	614	614
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0659% 5/16/34 (c)(j)(l)	21	1
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7659% 8/17/34 (c)(j)(l)	22	2
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5953% 6/16/37 (c)(d)(l)	3	3
Series 2010-116 Class QB, 4% 9/16/40	59	56
Series 2010-169 Class Z, 4.5% 12/20/40	2,743	2,460
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 5/20/60 (c)(d)(i)	165	165
Series 2010-H16 Class BA, 3.55% 7/20/60 (i)	159	151
Series 2010-H18 Class PL, 5.0087% 9/20/60 (c)(i)	32	32
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6654% 7/20/41 (c)(j)(l)	74	6
Series 2013-149 Class MA, 2.5% 5/20/40	469	451
Series 2013-H01 Class FA, 1.65% 1/20/63 (i)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (i)	1	1
Series 2014-2 Class BA, 3% 1/20/44	1,589	1,415
Series 2014-21 Class HA, 3% 2/20/44	593	533
Series 2014-25 Class HC, 3% 2/20/44	1,021	906
Series 2014-5 Class A, 3% 1/20/44	831	740
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	5	4
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)	95	91
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.51% 5/20/66 (c)(d)(i)	1,308	1,303
Series 2017-186 Class HK, 3% 11/16/45	867	776
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.36% 8/20/66 (c)(d)(i)	2,089	2,078
Series 2090-118 Class XZ, 5% 12/20/39	6,005	5,906
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3046% 5/20/65 (c)(i)	59	58
TOTAL U.S. GOVERNMENT AGENCY		87,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $105,151)		101,912

Commercial Mortgage Securities - 6.4%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(c)(d)	5,821	5,781
Class B, CME Term SOFR 1 Month Index + 1.550% 6.867% 1/15/39 (b)(c)(d)	1,099	1,086
Class C, CME Term SOFR 1 Month Index + 2.150% 7.467% 1/15/39 (b)(c)(d)	785	775
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	3,676	3,308
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	825	701
Class CNM, 3.7186% 11/5/32 (b)(c)	341	242
BANK:
sequential payer:
Series 2017-BNK9 Class ASB, 3.47% 11/15/54	719	694
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,327
Series 2018-BN12 Class ASB, 4.165% 5/15/61	1,608	1,570
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	4,982
Series 2019-BN23 Class ASB, 2.846% 12/15/52	200	186
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	5,518
Series 2020-BN26 Class ASB, 2.313% 3/15/63	1,200	1,094
Series 2021-BN33 Class XA, 1.0514% 5/15/64 (c)(j)	16,479	808
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, CME Term SOFR 1 Month Index + 0.710% 5.8394% 11/25/35 (b)(c)(d)	14	14
Class M1, CME Term SOFR 1 Month Index + 0.770% 5.8794% 11/25/35 (b)(c)(d)	7	7
Class M2, CME Term SOFR 1 Month Index + 0.840% 5.9294% 11/25/35 (b)(c)(d)	10	10
Class M3, CME Term SOFR 1 Month Index + 0.870% 5.9494% 11/25/35 (b)(c)(d)	9	8
Class M4, CME Term SOFR 1 Month Index + 1.010% 6.0394% 11/25/35 (b)(c)(d)	11	11
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0244% 1/25/36 (b)(c)(d)	35	33
Class B1, CME Term SOFR 1 Month Index + 2.210% 7.5394% 1/25/36 (b)(c)(d)	12	39
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1144% 1/25/36 (b)(c)(d)	11	11
Class M2, CME Term SOFR 1 Month Index + 0.810% 6.1444% 1/25/36 (b)(c)(d)	8	7
Class M3, CME Term SOFR 1 Month Index + 0.860% 6.1894% 1/25/36 (b)(c)(d)	11	11
Class M4, CME Term SOFR 1 Month Index + 1.020% 6.3544% 1/25/36 (b)(c)(d)	12	11
Class M5, CME Term SOFR 1 Month Index + 1.080% 6.4144% 1/25/36 (b)(c)(d)	12	11
Class M6, CME Term SOFR 1 Month Index + 1.160% 6.4894% 1/25/36 (b)(c)(d)	12	12
Series 2006-1:
Class A2, CME Term SOFR 1 Month Index + 0.650% 5.9794% 4/25/36 (b)(c)(d)	11	10
Class M1, CME Term SOFR 1 Month Index + 0.680% 6.0094% 4/25/36 (b)(c)(d)	7	6
Class M2, CME Term SOFR 1 Month Index + 0.710% 6.0394% 4/25/36 (b)(c)(d)	7	7
Class M3, CME Term SOFR 1 Month Index + 0.740% 6.0694% 4/25/36 (b)(c)(d)	11	10
Class M4, CME Term SOFR 1 Month Index + 0.890% 6.2194% 4/25/36 (b)(c)(d)	6	6
Class M5, CME Term SOFR 1 Month Index + 0.950% 6.2794% 4/25/36 (b)(c)(d)	6	6
Class M6, CME Term SOFR 1 Month Index + 1.070% 6.3994% 4/25/36 (b)(c)(d)	7	5
Series 2006-2A:
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9044% 7/25/36 (b)(c)(d)	10	9
Class M2, CME Term SOFR 1 Month Index + 0.600% 5.9344% 7/25/36 (b)(c)(d)	7	6
Class M3, CME Term SOFR 1 Month Index + 0.630% 5.9644% 7/25/36 (b)(c)(d)	11	10
Class M4, CME Term SOFR 1 Month Index + 0.740% 6.0694% 7/25/36 (b)(c)(d)	7	6
Class M5, CME Term SOFR 1 Month Index + 0.810% 6.1444% 7/25/36 (b)(c)(d)	9	8
Series 2006-3A Class M4, CME Term SOFR 1 Month Index + 0.750% 6.0844% 10/25/36 (b)(c)(d)	9	66
Series 2006-4A:
Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8444% 12/25/36 (b)(c)(d)	77	72
Class M1, CME Term SOFR 1 Month Index + 0.540% 5.8744% 12/25/36 (b)(c)(d)	11	11
Class M2, CME Term SOFR 1 Month Index + 0.570% 5.9044% 12/25/36 (b)(c)(d)	14	13
Class M3, CME Term SOFR 1 Month Index + 0.620% 5.9494% 12/25/36 (b)(c)(d)	8	7
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8444% 3/25/37 (b)(c)(d)	18	17
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.8444% 7/25/37 (b)(c)(d)	60	55
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.9194% 7/25/37 (b)(c)(d)	56	51
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.9944% 7/25/37 (b)(c)(d)	19	17
Class M2, CME Term SOFR 1 Month Index + 0.520% 6.0544% 7/25/37 (b)(c)(d)	23	21
Class M3, CME Term SOFR 1 Month Index + 0.600% 6.1744% 7/25/37 (b)(c)(d)	32	27
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8744% 7/25/37 (b)(c)(d)	20	19
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9044% 7/25/37 (b)(c)(d)	11	10
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9494% 7/25/37 (b)(c)(d)	11	11
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9944% 7/25/37 (b)(c)(d)	18	17
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1894% 7/25/37 (b)(c)(d)	29	26
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3394% 7/25/37 (b)(c)(d)	16	18
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	1,000	1,017
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	763
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,319
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	7,409
Series 2024-V6 Class A3, 5.9255% 3/15/29	300	305
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	10,114
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(d)	3,771	3,773
BMO Mortgage Trust sequential payer Series 2022-C3 Class ASB, 5.3258% 9/15/54 (c)	600	604
BMP floater Series 2024-MF23:
Class B, CME Term SOFR 1 Month Index + 1.640% 7.0614% 6/15/41 (b)(c)(d)	2,749	2,743
Class C, CME Term SOFR 1 Month Index + 1.840% 7.2611% 6/15/41 (b)(c)(d)	1,944	1,940
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(c)(d)	19,188	19,296
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7638% 4/15/37 (b)(c)(d)	4,991	5,010
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(c)(d)	5,567	5,557
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6633% 4/15/34 (b)(c)(d)	2,644	2,611
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9633% 4/15/34 (b)(c)(d)	1,748	1,718
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2633% 4/15/34 (b)(c)(d)	1,835	1,798
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(c)(d)	200	199
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(c)(d)	11,302	11,189
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3303% 10/15/36 (b)(c)(d)	1,691	1,666
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5301% 10/15/36 (b)(c)(d)	2,263	2,225
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7298% 10/15/36 (b)(c)(d)	2,197	2,157
Class E, CME Term SOFR 1 Month Index + 2.060% 7.379% 10/15/36 (b)(c)(d)	7,638	7,523
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (b)(c)(d)	7,496	7,493
Series 2022-LP2:
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6291% 2/15/39 (b)(c)(d)	3,444	3,414
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8785% 2/15/39 (b)(c)(d)	3,444	3,411
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2776% 2/15/39 (b)(c)(d)	3,444	3,418
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(c)(d)	5,568	5,601
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5076% 12/9/40 (b)(c)(d)	1,231	1,238
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9569% 12/9/40 (b)(c)(d)	667	672
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(c)(d)	2,704	2,680
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(c)(d)	20,316	20,329
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(c)(d)	1,080	1,080
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (b)(c)(d)	3,471	3,466
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2576% 3/15/41 (b)(c)(d)	4,608	4,606
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(c)(d)	8,609	8,622
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(c)	12,768	12,784
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(c)(d)	5,306	5,329
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2568% 4/15/37 (b)(c)(d)	3,821	3,821
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6068% 4/15/37 (b)(c)(d)	862	862
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1558% 4/15/37 (b)(c)(d)	722	723
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(c)(d)	14,662	14,671
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0083% 4/15/29 (b)(c)(d)	2,337	2,336
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2579% 4/15/29 (b)(c)(d)	1,940	1,939
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.684% 12/15/37 (b)(c)(d)	5,900	5,902
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,395	1,346
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	18,910	17,836
Class A2, 1.99% 7/15/60 (b)	12,214	10,518
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	13,114	11,939
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	792	750
Citigroup Commercial Mortgage Trust:
sequential payer Series 2020-GC46 Class AAB, 2.614% 2/15/53	600	553
Series 2014-GC25 Class A/S, 4.017% 10/10/47	4,150	4,113
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	435	434
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	22,582	20,481
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	1,682	1,632
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,376
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,327	2,191
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 5.8433% 1/15/41 (b)(c)	1,675	1,667
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(c)(d)	15,431	15,306
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5517% 11/15/38 (b)(c)(d)	3,895	3,866
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(c)(d)	4,691	4,688
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8115% 7/15/38 (b)(c)(d)	2,671	2,668
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1315% 7/15/38 (b)(c)(d)	1,969	1,967
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6815% 7/15/38 (b)(c)(d)	3,973	3,972
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	738	719
Series 2016-K054 Class A2, 2.745% 1/25/26	2,144	2,062
Series 2023-K751 Class A2, 4.412% 3/25/30	600	584
Series 2024-K517 Class A2, 5.355% 1/25/29	3,500	3,547
Series K047 Class A2, 3.329% 5/25/25	3,481	3,412
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(c)(d)	6,605	6,547
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5815% 10/15/36 (b)(c)(d)	1,021	1,005
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9815% 10/15/36 (b)(c)(d)	841	826
sequential payer Series 2018-GS10 Class AAB, 4.106% 7/10/51	1,616	1,574
Series 2011-GC5 Class A/S, 5.1513% 8/10/44 (b)(c)	4,055	3,934
Series 2015-GC34 Class XA, 1.1922% 10/10/48 (c)(j)	16,553	190
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8056% 8/15/39 (b)(c)(d)	8,964	9,009
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9133% 4/15/37 (b)(c)(d)	6,834	6,595
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	25,800	21,754
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,620	1,570
Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,532
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (b)	31,484	28,021
Series 2013-LC11 Class A/S, 3.216% 4/15/46	318	292
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,821	2,609
Class CFX, 4.9498% 7/5/33 (b)	485	396
Class DFX, 5.3503% 7/5/33 (b)	955	744
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(c)(d)	12,720	12,497
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1107% 5/15/39 (b)(c)(d)	8,835	8,636
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4099% 5/15/39 (b)(c)(d)	4,950	4,814
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8587% 5/15/39 (b)(c)(d)	4,400	4,181
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(c)(d)	9,783	9,636
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3115% 3/15/38 (b)(c)(d)	2,360	2,313
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5315% 3/15/38 (b)(c)(d)	1,485	1,452
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8315% 3/15/38 (b)(c)(d)	2,066	2,015
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1815% 3/15/38 (b)(c)(d)	1,805	1,751
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(c)(d)	300	299
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	7,430	7,163
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	7,903	7,459
Series 2018-H4 Class A4, 4.31% 12/15/51	4,056	3,846
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	1,142	1,066
Class C, 3.1771% 11/10/36 (b)(c)	1,096	1,007
NYT Mortgage Trust floater Series 2019-NYT Class A, CME Term SOFR 1 Month Index + 1.490% 6.814% 12/15/35 (b)(c)(d)	22,356	21,832
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(d)	4,608	4,674
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(c)(d)	2,776	2,790
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3168% 2/15/39 (b)(c)(d)	2,586	2,536
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9668% 2/15/39 (b)(c)(d)	1,345	1,306
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.008% 7/15/36 (b)(c)(d)	4,098	4,062
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(c)(d)	12,652	12,605
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (b)(c)(d)	5,690	5,655
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7603% 11/15/38 (b)(c)(d)	3,535	3,513
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0095% 11/15/38 (b)(c)(d)	2,322	2,312
UBS Commercial Mortgage Trust sequential payer Series 2019-C17 Class ASB, 2.8655% 10/15/52	2,200	2,059
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	9,860	7,884
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	510	407
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.855% 1/15/59 (c)(d)	23,457	23,619
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6315% 5/15/31 (b)(c)(d)	5,818	5,714
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	8,231
Series 2015-C29 Class ASB, 3.4% 6/15/48	607	601
Series 2018-C46 Class ASB, 4.086% 8/15/51	1,711	1,668
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,118
Series 2021-C61 Class ASB, 2.525% 11/15/54	200	176
Series 2015-SG1 Class ASB, 3.556% 9/15/48	455	451
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	400	370
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	5,191	5,157
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $658,378)		628,237

Municipal Securities - 0.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25 (Cost $3,901)	3,960	3,687

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Panamanian Republic 3.298% 1/19/33 (Cost $18,095)	18,095	13,852

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Discover Bank 5.974% 8/9/28 (c)(d)	1,865	1,840
KeyBank NA 6.95% 2/1/28	725	741
Regions Bank 6.45% 6/26/37	2,685	2,744
TOTAL BANK NOTES (Cost $5,124)		5,325

Fixed-Income Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Specialized High Income Central Fund (n) (Cost $156,852)	1,671,544	143,435

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.2085% (c)(d)(o)	8,146	7,923
4.9% (c)(o)	11,200	10,988
(Cost $19,752)		18,911

Money Market Funds - 8.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (p) (Cost $874,904)	874,729,376	874,904

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	8,500	343
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	2,200	88
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,200	74
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	3,900	145
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	2,100	76
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.9625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	2,200	88

TOTAL PUT OPTIONS			814
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	8,500	162
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	2,200	88
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,200	11
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	3,900	108
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	2,100	46
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.9625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	2,200	87

TOTAL CALL OPTIONS			502
TOTAL PURCHASED SWAPTIONS (Cost $1,460)			1,316

TOTAL INVESTMENT IN SECURITIES - 120.7% (Cost $12,632,960)	11,890,408
NET OTHER ASSETS (LIABILITIES) - (20.7)%	(2,042,405)
NET ASSETS - 100.0%	9,848,003

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 6/1/54	(1,800)	(1,441)
2% 6/1/54	(11,500)	(9,208)
2% 6/1/54	(2,950)	(2,362)
2.5% 6/1/54	(25)	(21)
2.5% 6/1/54	(11,800)	(9,829)
3.5% 6/1/54	(2,200)	(1,962)
3.5% 6/1/54	(2,500)	(2,230)
4% 6/1/54	(1,600)	(1,469)
4.5% 6/1/54	(6,100)	(5,763)
5.5% 6/1/54	(5,800)	(5,752)
5.5% 6/1/54	(5,100)	(5,058)
6% 6/1/54	(1,800)	(1,812)
6% 6/1/54	(1,400)	(1,409)
6% 6/1/54	(2,900)	(2,919)
6% 6/1/54	(200)	(201)
6% 6/1/54	(1,300)	(1,309)
6% 6/1/54	(2,200)	(2,214)
6% 6/1/54	(1,800)	(1,812)
6% 6/1/54	(1,400)	(1,409)

TOTAL GINNIE MAE		(58,180)

Uniform Mortgage Backed Securities
2% 6/1/54	(17,300)	(13,336)
2% 6/1/54	(30,800)	(23,742)
2% 6/1/54	(30,800)	(23,742)
2% 6/1/54	(21,200)	(16,342)
2% 6/1/54	(5,050)	(3,893)
2% 6/1/54	(9,100)	(7,015)
2% 6/1/54	(21,900)	(16,882)
2% 6/1/54	(12,700)	(9,790)
2% 6/1/54	(68,900)	(53,112)
2% 6/1/54	(131,200)	(101,137)
2% 6/1/54	(600)	(463)
2% 6/1/54	(3,900)	(3,006)
2% 6/1/54	(40,350)	(31,104)
2% 6/1/54	(21,050)	(16,227)
2.5% 6/1/54	(9,725)	(7,847)
2.5% 6/1/54	(43,100)	(34,778)
2.5% 6/1/54	(5,000)	(4,035)
2.5% 6/1/54	(43,100)	(34,778)
2.5% 6/1/54	(10,925)	(8,816)
2.5% 6/1/54	(2,425)	(1,957)
2.5% 6/1/54	(12,775)	(10,308)
2.5% 6/1/54	(42,900)	(34,617)
2.5% 6/1/54	(9,700)	(7,827)
2.5% 6/1/54	(1,200)	(968)
2.5% 6/1/54	(163,700)	(132,092)
2.5% 6/1/54	(40,000)	(32,277)
2.5% 6/1/54	(5,000)	(4,035)
3% 6/1/54	(64,700)	(54,383)
3% 6/1/54	(10,750)	(9,036)
3% 6/1/54	(37,700)	(31,689)
3% 6/1/54	(7,300)	(6,136)
3% 6/1/54	(2,075)	(1,744)
3% 6/1/54	(126,250)	(106,119)
3% 6/1/54	(16,200)	(13,617)
3% 6/1/54	(2,075)	(1,744)
3% 6/1/54	(1,200)	(1,009)
3.5% 6/1/54	(3,800)	(3,330)
3.5% 6/1/54	(950)	(832)
3.5% 6/1/54	(325)	(285)
3.5% 6/1/54	(14,625)	(12,816)
3.5% 6/1/54	(10,000)	(8,763)
4% 6/1/54	(1,800)	(1,633)
4% 6/1/54	(1,800)	(1,633)
4% 6/1/54	(1,800)	(1,633)
4% 6/1/54	(1,400)	(1,270)
4% 6/1/54	(3,700)	(3,356)
4% 6/1/54	(2,600)	(2,358)
4% 6/1/54	(8,000)	(7,256)
5% 6/1/54	(1,300)	(1,251)
5% 6/1/54	(1,425)	(1,371)
5% 6/1/54	(1,300)	(1,251)
5% 6/1/54	(1,425)	(1,371)
5% 7/1/54	(2,725)	(2,622)
5.5% 6/1/54	(2,700)	(2,656)
5.5% 7/1/54	(2,700)	(2,655)
6% 6/1/54	(900)	(901)
6% 6/1/54	(1,200)	(1,202)
6% 6/1/54	(1,600)	(1,602)
6% 6/1/54	(6,050)	(6,058)
6% 6/1/54	(2,100)	(2,103)
6% 6/1/54	(900)	(901)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(930,712)

TOTAL TBA SALE COMMITMENTS (Proceeds $992,510)		(988,892)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	5,500	(259)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	5,500	(171)

TOTAL WRITTEN SWAPTIONS			(430)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	23	Sep 2024	4,685	(4)	(4)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Sep 2024	735	(13)	(13)

TOTAL PURCHASED					(17)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	286	Sep 2024	31,116	133	133
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10	Sep 2024	1,058	(2)	(2)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	91	Sep 2024	10,562	124	124

TOTAL SOLD					255

TOTAL FUTURES CONTRACTS					238
The notional amount of futures purchased as a percentage of Net Assets is 0.0%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(2)(3)	Value ($) (000s)(1)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020	42	(129)	(87)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100	1	(1)	0
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	110	16	(28)	(12)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	200	30	(39)	(9)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	230	34	(60)	(26)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	300	45	(87)	(42)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80	12	(23)	(11)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	670	100	(164)	(64)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	330	49	(81)	(32)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	200	30	(53)	(23)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100	15	(17)	(2)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	800	119	(202)	(83)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,170	174	(313)	(139)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	200	23	(25)	(2)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	100	11	(13)	(2)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200	23	(28)	(5)

TOTAL BUY PROTECTION							724	(1,263)	(539)
Sell Protection
CMBX N.A. AAA Index Series 12	NR	Aug 2061	JPMorgan Securities LLC	0.5%	Monthly	3,000	(9)	13	4
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860	(36)	156	120
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260	(7)	30	23
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	2,270	(26)	59	33
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	410	(5)	11	6
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	4,420	(50)	74	24
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	1,000	(15)	13	(2)

TOTAL SELL PROTECTION							(148)	356	208
TOTAL CREDIT DEFAULT SWAPS							576	(907)	(331)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	37,535	349	0	349
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	3,491	45	0	45
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	4,238	77	0	77
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	15,878	364	0	364
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2034	910	4	0	4
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	7,998	328	0	328
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2054	3,300	(3)	0	(3)
TOTAL INTEREST RATE SWAPS							1,164	0	1,164

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,653,028,000 or 16.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,007,000.

(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,761,000.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,108,000.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security
(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	61,592	2,762,992	1,949,678	27,499	(2)	-	874,904	1.8%
Fidelity Securities Lending Cash Central Fund 5.39%	322,153	1,585,575	1,907,728	231	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	134,201	5,979	-	5,979	-	3,255	143,435	62.0%
Total	517,946	4,354,546	3,857,406	33,709	(2)	3,255	1,018,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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